PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 5,605	$ 5,762
Less: accumulated depreciation and amortization	4,348	4,270
Total property and equipment, net	1,257	1,492
Depreciation expense	761	764	711
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,896	3,992
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	519	519
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	910	932
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 280	$ 319